Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases	Leases
The following table is a maturity analysis of the Company’s contractual undiscounted payments required to meet obligations that have initial or remaining non-cancellable lease terms.

	2022	2021
Less than one year	$5,801	$6,592
One to three years	6,370	9,185
More than three years	2,810	5,945
Total undiscounted lease obligations	$14,981	$21,722
The following table sets out the carrying amounts of ROU assets included in PP&E in the consolidated statements of financial position and the movements during the period:

	2022	2021
Beginning balance	$19,414	$17,310
Additions	1,101	6,809
Amortization	(6,383)	(4,705)
Ending balance	$14,132	$19,414

The following table sets out the lease obligations included in the consolidated statements of financial position:

	2022	2021
Current (note 10)	$5,245	$6,144
Non-current (note 12)	8,730	14,053
Total lease obligations	$13,975	$20,197
The amounts recognized in the consolidated statements of loss related to lease obligations are as follows:

	2022	2021
Interest expense on lease liabilities	$679	$715
Amortization of ROU assets	6,383	4,705
Variable lease payments not included in the measurement of lease liabilities(1)	21,632	32,106
Expenses relating to leases of low-value assets and short-term leases	7,040	1,568
Total recognized in the consolidated statements of loss	$35,734	$39,094
(1)Includes the amounts related to various exploration contracts at the Company’s sites and contract mining at the Öksüt Mine. 2022 amounts exclude $14.4 million in contract mining costs which were capitalized to production inventory during the year.